Amounts Due From Former Group Companies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 USD ($)
Amounts Due From Former Group Companies [Abstract]
Non-trade amount	$ 8,070,206	$ 5.5
Percentage of unsecured Interest	5.00%
Interest amount	$ 2,185